Taxation - Income taxes (Details) ¥ in Thousands, $ in Millions		12 Months Ended
	Mar. 16, 2007	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Line Items]
Current income tax expenses | ¥		¥ 16,583,000		¥ 5,443,000	¥ 1,080,000
One Subsidiary
Income Tax Disclosure [Line Items]
Preferential tax rate (in percent)		25.00%	25.00%	15.00%
Hong Kong | Assessable profits up to HK$2 million
Income Tax Disclosure [Line Items]
Current income tax expenses			$ 2
Statutory EIT rate (in percent)		8.25%	8.25%
Hong Kong | Assessable profits over HK$2 million
Income Tax Disclosure [Line Items]
Current income tax expenses			$ 2
Statutory EIT rate (in percent)		16.50%	16.50%
China
Income Tax Disclosure [Line Items]
Statutory EIT rate (in percent)	25.00%